LOANS	12 Months Ended
Dec. 31, 2019
LOANS [Abstract]
LOANS
13.	LOANS

Short-term and long-term loans as of December 31, 2019 and 2018 comprise the following:

	2019	2018
Current Loans
2018 Notes Interest	336,881	349,375
Pre-export finance	1,021,325	-
Leasing (Note 22)	363,881	331,850
Total Current loans	1,722,087	681,225
Non Current Loans
2018 Notes	29,847,160	28,789,009
Leasing (Note 22)	2,013,557	2,214,706
Total non current loans	31,860,717	31,003,715
Total (1)	33,582,804	31,684,940

(1) Net of issuance expenses of Ps. 97,840 and Ps. 185,243 as of December 31, 2019 and 2018, respectively.

The activity of the loans as of December 31, 2019 and 2018 is the following:

	2019
	Leases liabilities	Other payables	2018
Beggining balance	2,546,556	29,138,384	10,218,503
Inflation adjustment restatement	(891,146)	(13,298,217)	(10,931,986)
Accrued interest	194,944	2,061,631	2,305,265
Effect of foreign exchange rate change	1,178,710	13,935,368	19,765,612
VAT unpaid installments	15,988	-	29,388
Procceds from loans	-	1,051,809	21,261,978
Payment of loans (1)	(167,989)	-	(2,042,940)
Payment of redemption of loans	-	-	(7,378,176)
Interest paid (2)	(159,164)	(2,024,070)	(1,542,704)
Ending balance	2,717,899	30,864,905	31,684,940

(1) For the years ended on December 31, 2019 and 2018, Ps. 149,238 and Ps. 156,861 respectively were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).
(2) For the years ended on December 31, 2019 and 2018, Ps. 143,357 and Ps. 149,373, respectively, were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).

The maturities of the current and non-current loans as of December 31, 2019 are as follows, not including issuance expenses:

		To due
	Due at 12/31/2019	From 1/01/2020 to 12/31/2020	From 1/01/2021 to 12/31/2021	From 1/01/2022 to 12/31/2022	From 1/01/2023 to 12/31/2023	From 1/01/2024 onwards	Total
2018 Notes	-	336,881	-	-	-	29,847,160	30,184,041
Financial Leasing	90,363	273,518	296,515	321,370	348,380	1,047,292	2,377,438
Pre-export finance	-	1,021,325	-	-	-	-	1,021,325
Total	90,363	1,631,724	296,515	321,370	348,380	30,894,452	33,582,804

The following table sets reconciliation between the total of future minimum lease payments as of December 31, 2019, and their present book value:

12/31/2019
As of 12/31/2020	538,339
From 1/01/2021 to 12/31/2021	448,037
From 1/01/2022 to 12/31/2022	448,037
From 1/01/2023 to 12/31/2023	448,037
From 1/01/2024 onwards	1,163,723
Total minimum future payments	3,046,173
Future financial charges on financial leases	(668,735)
Book Value financial leases	2,377,438

Description of the indebtedness of the Company

Class 2 Notes (“2018 Notes”)

The Ordinary General Shareholders’ Meeting held on April 26, 2017, ordered the increase of up to US$ 700,000,000 (or its equivalent in other currencies) of the 2017 Program authorized by the CNV by Resolution No. 17,262 dated January 3, 2014, whose amount until the Shareholders´ Meeting was held was US$ 400,000,000 (the “2017 Program”).

On May 2, 2018, within the framework of the 2017 Program, the Company issued the 2018 Notes according to the following characteristics:

2018 Notes
Amount in U.S.$	500,000,000
Interest Rate	6.75% annual
Issuance price	99.725%

	Scheduled payment date	Percentage of the principal to be paid
Amortization	May 2, 2025	100%
Frequency of interest payment	Semiannual, payable on May 2 and November 2 of each year.
Guarantor	None

The authorization for the public offering of the 2017 Program was granted by the CNV through Resolutions No. 17,262 and 18,938 dated January 3, 2014 and September 15, 2017, respectively. On October 31, 2018, through Disposition No. DI-2018-55-APN-GE#CNV, the CNV granted the extension of the 2017 Program until January 3, 2024.

The Ordinary General Shareholders´ Meeting held on August 15, 2019 decided to increase the 2017 Program from US$ 700 million to US$ 1.2 billion. This increase was authorized by the CNV on October 9, 2019 through Resolution RESFC-2019-20486-APN-DIR # CNV.

Funds obtained by the Company are applied to:

i.	The repurchase of the Class 1 Notes (the “2014 Notes”) for U.S.$ 86,511,165;

ii.	the cancellation and total redemption of the 2014 Notes for U.S.$ 120,786,581;

iii.	the balance of net funds to make investments in capital expenditures.

The value of the financial debt is based on its amortized cost calculated as cash flows discounted at an effective rate of 7.088%.

Covenants

As of the date of issuance of these consolidated financial statements, the Company has complied with a series of restrictions derived from its current financial agreements, which include, among others, those related to obtaining new loans, payment of dividends, granting of guarantees, disposal of certain assets and make certain transactions with related parties.

The Company may contract new debts under the following conditions, among others:

a. To the extent that after the new debt has been incurred (i) the consolidated coverage ratio (calculated as the quotient of the consolidated adjusted EBITDA -earnings before financial results, income tax, depreciation and amortization- and the consolidated interest expense) is equal or higher than 2.0:1; and (ii) the consolidated debt ratio (calculated as the quotient of the consolidated debt and the consolidated EBITDA) is equal to or lower than 3.5:1.

b. For the refinancing of the outstanding financial debt.

c. Originated by customer advances.

The Company may pay dividends under the following conditions: (i) the Company is not in default under 2018 Notes, and (ii) immediately after any dividend payment, the Company may incur new debts according to the provisions in point a. of the preceding paragraph.

Lease liability

Corresponds to the financing obtained for the acquisition of the corresponding assets to the treatment and compression plant located in the area of Río Neuquén. Said agreement was concluded on August 11, 2016 with Petrobras (currently Pampa Energía) and consists of the payment of 119 consecutive monthly installments of U.S.$ 623,457 without taxes and an option to purchase for the same amount payable at the end of the 120th month of the effectiveness of the contract.

Pre-export finance

On November 5, 2019, the Company agreed with Itaú Unibanco S.A. the granting of a loan for US $ 17 million in order to pre-finance the exports of propane, butane and natural gasoline made. The characteristics of this loan are as follows:

Amount in US$	17,000,000
Interest Rate	LIBOR + 1.95%

	Scheduled payment date	Percentage of the principal to be paid
Amortization	March 4, 2020	100%
Frecuency of interest payment	Monthly, payable on December 4,2019, January 6, 2020, February 4, 2020 and March 4, 2020
Guarantor	US Treasury bills *
* Included in “Other financial assets at amortized cost.”

As of the date of issuance of these Financial Statements, this loan is fully paid.